Trade and other receivables (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Included within non-current assets
Trade receivables		€ 6	€ 8
Trade receivables held at fair value through other comprehensive income		289	294
Net investment in leases		372	211
Contract assets		496	450
Contract-related costs		822	676
Other receivables		82	78
Prepayments		300	239
Derivative financial instruments	[1]	4,064	4,011
Total trade and other non-current receivables		6,431	5,967	€ 7,843
Included within current assets
Trade receivables		3,236	2,841
Trade receivables held at fair value through other comprehensive income		421	441
Net investment in leases		88	99
Contract assets		2,473	2,413
Contract-related costs		1,253	1,169
Amounts owed by associates and joint ventures		166	130
Other receivables		928	686
Prepayments		706	600
Derivative financial instruments	[1]	133	215
Total trade and other current receivables		9,404	8,594	€ 10,705
Costs incurred to obtain customer contracts		2,000	1,814
Costs incurred to fulfil customer contracts		75	31
Amortisation and impairment expense, excluding discontinued operations in Spain and Italy		935	853
Level 3
Included within current assets
Embedded derivative asset		€ 0	€ 22

[1]	Includes €Nil (2024: €22 million) of embedded derivative option for which fair value is based on level 3 of the fair value hierarchy (see section on fair value carrying value information within note 22 ‘Capital and financial risk management’). All other items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.